Mar. 01, 2021
12.31 Fidelity International Factor ETFs Combo PRO-08
Supplement to theFidelity® Emerging Markets Multifactor ETF, Fidelity® International High Dividend ETF, Fidelity® International Multifactor ETF and Fidelity® International Value Factor ETFMarch 1, 2021Prospectus
12.31 Fidelity International Factor ETFs Combo PRO-08 | Fidelity Emerging Markets Multifactor ETF
Geographic Concentration in China. Because the fund concentrates its investments in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.